Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2018
Accounts receivable
Schedule of accounts receivable

	December 31,
	2018		2017		2016
Receivables	Ps.	728,552	Ps.	668,980	Ps.	781,612
Allowance for doubtful accounts (note 7 b.)		(31,986)		(38,223)		(67,482)
	Ps.	696,566	Ps.	630,757	Ps.	714,130

Schedule of percentage of principal customers among total accounts receivable

	December 31,
	2018	2017	2016
	%	%	%
Accounts receivable:
Aeroenlaces Nacionales, S. A. de C. V.	23.76	20.40	19.25
Concesionaria Vuela Compañía de Aviación, S.A.P.I. de C.V.	24.20	18.14	18.42
ABC Aerolíneas, S. A. de C. V.	—	1.08	8.41
Aerolitoral, S. A. de C. V.	21.47	24.21	17.68
Aerovías de México, S. A. de C.V.	7.15	6.01	6.27

Schedule of percentage of revenue from principal customers

	Year ended December 31,
	2018	2017	2016
	%	%	%
Revenues by client:
Aerolitoral, S. A. de C. V.	14.99	14.17	14.33
Aeroenlaces Nacionales, S. A. de C. V.	16.84	15.19	13.72
ABC Aerolíneas, S. A. de C. V.	11.19	11.06	11.93
Concesionaria Vuela Compañía de Aviación, S. A. P. I. de C. V.	13.79	12.74	13.43
Aerovías de México, S. A. de C. V.	4.41	4.85	5.08

Schedule of changes in allowance for doubtful accounts

	December 31,
	2018		2017		2016

Beginning balance	Ps.	38,223	Ps.	67,482	Ps.	67,733
(Decrease) increase		(5,960)		(10,561)		749
Write-off		(277)		(18,698)		(1,000)
Ending balance	Ps.	31,986	Ps.	38,223	Ps.	67,482

Schedule of aging of trade accounts receivable past due but not reserved

	December 31, 2018
	Airports		Others		Total

Gross book value	Ps.	692,675	Ps.	35,877	Ps.	728,552
Collateral		169,000		2,265		171,265

Probability of default in range		0% - 100%		0% - 100%
Loss due to default range		0% - 100%		0% - 100%
Beginning balance of impairment of account receivable	Ps.	37,568	Ps.	655	Ps.	38,223
(Decrease) increase in the provision		(5,816)		(144)		(5,960)
Write-off		(277)		—		(277)
Ending balance	Ps.	31,475	Ps.	511	Ps.	31,986